UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number  811-22525

Managed Portfolio Series
(Exact name of registrant as specified in charter)

615 East Michigan Street
Milwaukee, WI 53202
(Address of principal executive offices) (Zip code)

James R. Arnold, President
Managed Portfolio Series
c/o U.S. Bancorp Fund Services, LLC
777 East Wisconsin Ave, 5th Fl
Milwaukee, WI  53202
(Name and address of agent for service)

(414) 765-6802
Registrant's telephone number, including area code

Date of fiscal year end: September 30, 2015

Date of reporting period:  December 31, 2014

Item 1. Schedule of Investments.

Smith Group Large Cap Core Growth Fund
Schedule of Investments
December 31, 2014 (Unaudited)

	Shares	Value
COMMON STOCKS - 97.8%
Consumer Discretionary - 12.4%
Garmin Ltd.	28,300	$1,495,089
Gentex Corp.	41,000	1,481,330
Home Depot, Inc.	14,400	1,511,568
Starbucks Corp.	18,400	1,509,720
Wyndham Worldwide Corp.	17,400	1,492,224
		7,489,931
Consumer Staples - 7.4%
Costco Wholesale Corp.	10,500	1,488,375
Kimberly-Clark Corp.	12,800	1,478,912
Kroger Co.	23,300	1,496,093
		4,463,380
Energy - 11.6%
Chevron Corp.	13,300	1,491,994
Exxon Mobil Corp.	16,110	1,489,370
Helmerich & Payne, Inc.	17,590	1,185,918
National Oilwell Varco, Inc.	20,900	1,369,577
Valero Energy Corp.	30,200	1,494,899
		7,031,758
Financials - 12.3%
American Express Co.	15,980	1,486,779
Chubb Corp.	14,400	1,489,968
Comerica, Inc.	31,900	1,494,196
Discover Financial Services	22,700	1,486,623
Travelers Companies, Inc.	14,100	1,492,485
		7,450,051
Health Care - 17.3%
Actavis *	5,800	1,492,978
Align Technology, Inc. *	26,700	1,492,797
C.R. Bard, Inc.	8,900	1,482,918
Gilead Sciences, Inc. *	15,800	1,489,308
Johnson & Johnson	14,300	1,495,351
McKesson Corp.	7,210	1,496,652
Quintiles Transnational Holdings, Inc. *	25,200	1,483,524
		10,433,528
Industrials - 14.8%
Alaska Air Group, Inc.	25,100	1,499,976
AMETEK, Inc.	28,250	1,486,798
Boeing Co.	11,400	1,481,772
Rockwell Automation, Inc.	13,400	1,490,080
Union Pacific Corp.	12,500	1,489,125
Wabtec Corp.	17,100	1,485,819
		8,933,570
Information Technology - 22.0%
Amdocs Ltd.	32,000	1,492,960
ANSYS, Inc. *	18,100	1,484,200
Apple, Inc.	13,400	1,479,092
Aspen Technology, Inc. *	42,100	1,474,342
Cisco Systems, Inc.	53,000	1,474,195
DST Systems, Inc.	15,700	1,478,155
F5 Networks, Inc. *	11,300	1,474,255
Facebook, Inc., Class A *	19,000	1,482,380
Hewlett-Packard Co.	36,900	1,480,796
		13,320,375
Total Common Stocks
(Cost $46,205,913)		59,122,593

Total Investments - 97.8%
(Cost $46,205,913)		59,122,593
Other Assets and Liabilities, Net - 2.2%		1,308,767
Total Net Assets - 100.0%		$60,431,360

* Non-income producing security.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$59,122,593	$-	$-	$59,122,593
Total Investments	$59,122,593	$-	$-	$59,122,593

Transfers between levels are recognized at the end of the reporting period. During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2. The Fund did not invest in any Level 3 investments during the period.

Smith Group Small Cap Focused Growth Fund
Schedule of Investments
December 31, 2014 (Unaudited)
	Shares	Value
COMMON STOCKS - 97.4%
Consumer Discretionary - 12.7%
Children's Place Retail Stores, Inc.	293	$16,701
Columbia Sportswear Co.	530	23,606
Cooper Tire & Rubber Co.	710	24,601
DineEquity, Inc.	222	23,008
Outerwall, Inc. *	280	21,062
		108,978
Consumer Staples - 4.1%
Andersons, Inc.	300	15,942
Sanderson Farms, Inc.	230	19,326
		35,268
Energy - 0.9%
Pioneer Energy Services Corp. *	1,340	7,424
Financials - 9.5%
AmTrust Financial Services, Inc.	495	27,844
Evercore Partners, Inc.	374	19,586
Horace Mann Educators Corp.	617	20,472
World Acceptance Corp. *	172	13,666
		81,568
Health Care - 23.4%
Align Technology, Inc. *	354	19,792
AmSurg Corp. *	420	22,987
Anika Therapeutics, Inc. *	546	22,244
Centene Corp. *	263	27,312
Chemed Corp.	213	22,508
Momenta Pharmaceuticals, Inc. *	850	10,234
NuVasive, Inc. *	586	27,636
PAREXEL International Corp. *	374	20,779
Sangamo BioSciences, Inc. *	760	11,560
Spectrum Pharmaceuticals, Inc. *	2,330	16,147
		201,199
Industrials - 15.9%
A.O. Smith Corp.	435	24,538
Deluxe Corp.	385	23,966
Greenbrier Companies, Inc.	260	13,970
HNI Corp.	530	27,062
Spirit Airlines, Inc. *	326	24,639
UniFirst Corp.	182	22,104
		136,279
Information Technology # - 28.1%
ARRIS Group, Inc. *	750	22,643
Aruba Networks, Inc. *	980	17,816
Aspen Technology, Inc. *	450	15,759
Cardtronics, Inc. *	485	18,711
Euronet Worldwide, Inc. *	415	22,784
InterDigital, Inc.	390	20,631
Lattice Semiconductor Corp. *	2,620	18,052
Manhattan Associates, Inc. *	649	26,427
NetScout Systems, Inc. *	480	17,539
NeuStar, Inc. - Class A *	680	18,904
Polycom, Inc. *	1,540	20,790
Take-Two Interactive Software, Inc. *	760	21,303
		241,359
Materials - 2.8%
Graphic Packaging Holding Co. *	1,770	24,107
Total Common Stocks
(Cost $787,450)		836,182

SHORT-TERM INVESTMENT - 5.3%
Invesco Liquid Assets Portfolio, 0.07% ^
(Cost $45,084)	45,084	45,084

Total Investments - 102.7%
(Cost $832,534)		881,266
Other Assets and Liabilities, Net - (2.7)%		(23,131)
Total Net Assets - 100.0%		$858,135

*	Non-income producing security.
#
As of December 31, 2014, the Fund had a signficant portion of its assets invested in this sector.  The information technology sector may be more sensitive to short product cycles and aggressive pricing than the overall technology industry.

^	Variable Rate security - The rate shown is the rate in effect as of December 31, 2014.

Summary of Fair Value Exposure
The Fund has adopted authoritative fair value accounting standards which establish an authoritative definition of fair value and set out a hierarchy for measuring fair value.  These standards require additional disclosures about the various inputs and valuation techniques used to develop the measurements of fair value, a discussion in changes in valuation techniques and related inputs during the period and expanded disclosure of valuation levels for major security types.  These inputs are summarized in the three broad levels listed below:

Level 1 - Unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access.

Level 2 - Observable inputs other than quoted prices included in Level 1 that are observable for the asset or liability, either directly or indirectly.  These inputs may include quoted prices for the identical instrument on an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates and similar data.

Level 3 - Unobservable inputs for the asset or liability, to the extent relevant observable inputs are not available, representing the Fund's own assumptions about the assumptions a market participant would use in valuing the asset or liability, and would be based on the best information available.

The inputs or methodology used for valuing securities are not an indication of the risk associated with investing in those securities.

The following is a summary of the inputs used to value the Fund's securities as of December 31, 2014:

	Level 1	Level 2	Level 3	Total
Common Stocks	$836,182	$-	$-	$836,182
Short-Term Investment	45,084	-	-	45,084
Total Investments	$881,266	$-	$-	$881,266

Transfers between levels are recognized at the end of the reporting period.  During the period ended December 31, 2014, the Fund recognized no transfers to/from Level 1 or Level 2.  The Fund did not invest in any Level 3 investments during the period.

The cost basis of investments for federal income tax purposes at December 31, 2014 was as follows*:

	Smith Group Large Cap Core Growth Fund	Smith Group Small Cap Focused Growth Fund
Cost of investments	$46,205,913	$832,534
Gross unrealized appreciation	13,527,983	83,325
Gross unrealized depreciation	(611,303)	(34,593)
Net unrealized appreciation	$12,916,680	$48,732

*Because tax adjustments are calculated annually, the above table does not reflect tax adjustments.  For the previous year’s federal income tax information, please refer to the Notes to Financial Statements section in the Fund’s most recent semi-annual or annual report.

Item 2. Controls and Procedures.

(a)
The Registrant’s President and Treasurer have concluded that the Registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940 (the “1940 Act”)) (17 CFR 270.30a-3(c)) are effective as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on the evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rule 13a-15(b) or Rule 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(d)).

(b)
There were no changes in the Registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act) (17 CFR 270.30a-3(d)) that occurred during the Registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3. Exhibits.

Separate certifications for each President and Treasurer of the registrant as required by Rule 30a-2(a) under the Act (17 CFR 270.30a-2(a)) are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)  Managed Portfolio Series

By (Signature and Title) /s/ James R. Arnold
                                           James R. Arnold, President

Date  February 25, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ James R. Arnold
                                             James R. Arnold, President

Date  February 25, 2015

By (Signature and Title)* /s/ Brian R. Wiedmeyer
                                              Brian R. Wiedmeyer, Treasurer

Date  February 25, 2015